Segment Information (Tables)	6 Months Ended
Jun. 30, 2017
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

	Six months ended					Six months ended
(in thousands of $)	June 30, 2017					June 30, 2016
	Vessel operations	LNG trading	FLNG	Power	Total	Vessel operations	LNG trading	FLNG	Total
Time and voyage charter revenues	32,284	—	—	—	32,284	24,222	—	—	24,222
Time charter revenues - collaborative arrangement	11,739	—	—	—	11,739	5,936	—	—	5,936
Vessel and other management fees	9,495	—	—	—	9,495	4,769	—	—	4,769
Vessel and voyage operating expenses	(41,008)	—	—	—	(41,008)	(50,111)	—	—	(50,111)
Vessel and voyage operating expenses - collaborative arrangement	(12,772)	—	—	—	(12,772)	(2,804)	—	—	(2,804)
Administrative expenses	(22,320)	—	(226)	—	(22,546)	(19,141)	—	(2,124)	(21,265)
Depreciation and amortization	(42,552)	—	—	—	(42,552)	(39,149)	—	—	(39,149)
Other operating gains and losses (LNG Trade)	—	—	—	—	—	—	16	—	16
Other non operating income	206	—	—	—	206	—	—	—	—
Impairment of long-term assets	—	—	—	—	—	(1,706)	—	—	(1,706)
Net financial expenses	(44,726)	—	—	—	(44,726)	(74,613)	—	—	(74,613)
Income taxes	(647)	—	—	—	(647)	1,285	—	—	1,285
Equity in net losses of affiliates	(2,606)	—	(3,126)	(7,461)	(13,193)	(5,563)	—	—	(5,563)
Net (loss) income	(112,907)	—	(3,352)	(7,461)	(123,720)	(156,875)	16	(2,124)	(158,983)
Non-controlling interests	(15,931)	—	—	—	(15,931)	(12,229)	—	—	(12,229)
Net (loss) income attributable to Golar LNG Ltd	(128,838)	—	(3,352)	(7,461)	(139,651)	(169,104)	16	(2,124)	(171,212)
Total assets	3,149,673	—	1,174,512	174,073	4,498,258	3,442,102	—	913,899	4,356,001

Schedule of Revenue From External Customers
For the six months ended June 30, 2017 and 2016, revenues from the following counterparties accounted for over 10% of our time charter revenues:

	Six months ended June 30,		Six months ended June 30,
(in thousands of $)	2017		2016
The Cool Pool (note 14)	39,444	90%	20,820	69%
NFE Transport Partners LLC	4,579	10%	3,487	12%
Nigeria LNG Ltd	—	—%	5,849	19%